Reinsurance - Premiums and contract charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects of reinsurance on revenue
Direct premiums and contract charges	$ 652	$ 748	$ 743
Total premiums and contract charges	1,293	1,359	1,399
Direct life and annuity contract benefits	1,238	1,038	1,062
Contract benefits, net of reinsurance	1,729	1,481	1,446
Effects of reinsurance on cost and expenses
Direct interest credited to contractholder funds	452	463	533
Ceded interest credited to contractholder funds	(44)	(40)	(44)
Interest credited to contractholder funds	579	585	601
Reinsurance recoverables
Reinsurance recoverable	1,989	2,490
Annuities
Reinsurance recoverables
Reinsurance recoverable	1,282	1,293
Life insurance
Reinsurance recoverables
Reinsurance recoverable	660	1,145
Other
Reinsurance recoverables
Reinsurance recoverable	47	52
Non-affiliate
Effects of reinsurance on revenue
Assumed premiums and contract charges	671	699	741
Ceded premiums and contract charges	(227)	(270)	(275)
Assumed life and annuity contract benefits	510	493	484
Life and annuity contract benefits, reinsurance ceded	(139)	(152)	(214)
Effects of reinsurance on cost and expenses
Assumed interest credited to contractholder funds	162	154	104
Ceded interest credited to contractholder funds	(26)	(20)	(24)
Affiliate
Effects of reinsurance on revenue
Assumed premiums and contract charges	241	231	241
Ceded premiums and contract charges	(44)	(49)	(51)
Assumed life and annuity contract benefits	157	137	149
Life and annuity contract benefits, reinsurance ceded	(37)	(35)	(35)
Effects of reinsurance on cost and expenses
Assumed interest credited to contractholder funds	9	8	8
Ceded interest credited to contractholder funds	(18)	(20)	$ (20)
Reinsurance recoverables
Reinsurance recoverable	$ 0	$ 408